Other Gains/(losses) Net - Schedule of Other gains/ (losses) - Net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Income (Losses) Net [Abstract]
Net foreign exchange gains/(losses)			¥ (3,309)		¥ (6,772)	¥ 2,252
Investment income from wealth management products			436		672	798
Other loss	¥ (7,000)	$ (1,100)	(7,093)
Other gains/(losses)-net			¥ (9,966)	$ (1,563)	¥ (6,100)	¥ 3,050